Office lease - North Carolina	9 Months Ended
Sep. 30, 2019
Presentation of leases for lessee [abstract]
Office lease - North Carolina
9.	OFFICE LEASE – NORTH CAROLINA
On September 4, 2019, the Company entered into a lease agreement with a third party to lease certain office space in Chapel Hill, NC. The term of the lease is 62 full months and the average monthly base rent is $8,320. The lease will commence once the space is ready-for-use
 which is currently projected to be in December 2019
.
Upon commencement, the Company shall recognize a
right-of-use
asset and a lease liability as required under IFRS 16.